Accounting for Derivative Instruments and Hedging Activities (Details 2) (USD $) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009
Effects of ASC 815 on NRG's Accumulated OCI balance attributable to cash flow hedge derivatives, net of tax
Accumulated OCI balance at the beginning of the period	$ 441	$ 406	$ 315
Reclassified from Accumulated OCI to income:
Due to realization of previously deferred amounts	(362)	(473)	(334)
Due to discontinuance of cash flow hedge accounting			(137)
Mark-to-market of cash flow hedge accounting contracts	53	508	562
Accumulated OCI balance at the end of the period, net of $87, $268 and $247 tax in 2011, 2010 and 2009, respectively	132	441	406
Gains/(losses) expected to be realized from OCI during the next 12 months, net of $71 tax for 2011	122
Accumulated OCI balance at the end of the period, tax effect	87	268	247
Gains/(losses) expected to be realized from OCI during the next 12 months, tax	71
Gains recognized in income from the ineffective portion of cash flow hedges	31	1	41
Unrealized mark-to-market results
Reversal of previously recognized unrealized losses/(gains) on settled positions related to economic hedges	54	(171)	(68)
Reversal of previously recognized unrealized losses due to the termination of positions related to the CSRA unwind	0	0	80
Net unrealized losses on open positions related to economic hedges	(33)	(153)	22
Gains on ineffectiveness associated with open positions treated as cash flow hedges	28	0	45
Total unrealized mark-to-market gains/(losses) for economic hedging activities	156	(88)	735
Reversal of previously recognized unrealized losses/(gains) on settled positions related to trading activity	21	68	(157)
Net unrealized gains/(losses) on open positions related to trading activity	42	(5)	(26)
Total unrealized mark-to-market gains for trading activity	63	63	(183)
Total unrealized gains/(losses)	219	(25)	552
Impact of derivative instruments to statement of operations
Total impact to statement of operations	219	(25)	552
Decrease in value of forward purchases and sales of natural gas, electricity and fuel	33	153
Credit Risk Related Contingent Features
Collateral required for contracts with adequate assurance clauses in net liability positions	69
Collateral required for contracts with credit rating contingent features in net liability position	35
Marginable agreements counterparty has not called for the collateral in net liability position	15
Green Mountain Energy
Unrealized mark-to-market results
Reversal of loss positions acquired as part of the acquisition	35	13	0
Reliant Energy
Unrealized mark-to-market results
Reversal of loss positions acquired as part of the acquisition	72	223	656
Cost of operations
Unrealized mark-to-market results
Total unrealized gains/(losses)	(169)	111	842
Impact of derivative instruments to statement of operations
Total impact to statement of operations	(169)	111	842
Energy Commodities
Effects of ASC 815 on NRG's Accumulated OCI balance attributable to cash flow hedge derivatives, net of tax
Accumulated OCI balance at the beginning of the period	488	461	406
Reclassified from Accumulated OCI to income:
Due to realization of previously deferred amounts	(374)	(474)	(335)
Due to discontinuance of cash flow hedge accounting			(137)
Mark-to-market of cash flow hedge accounting contracts	74	501	527
Accumulated OCI balance at the end of the period, net of $87, $268 and $247 tax in 2011, 2010 and 2009, respectively	188	488	461
Gains/(losses) expected to be realized from OCI during the next 12 months, net of $71 tax for 2011	145
Gains recognized in income from the ineffective portion of cash flow hedges	28	0	45
Energy Commodities | Revenue from operations
Unrealized mark-to-market results
Total unrealized gains/(losses)	388	(136)	(290)
Impact of derivative instruments to statement of operations
Total impact to statement of operations	388	(136)	(290)
Interest Rate
Effects of ASC 815 on NRG's Accumulated OCI balance attributable to cash flow hedge derivatives, net of tax
Accumulated OCI balance at the beginning of the period	(47)	(55)	(91)
Reclassified from Accumulated OCI to income:
Due to realization of previously deferred amounts	12	1	1
Due to discontinuance of cash flow hedge accounting			0
Mark-to-market of cash flow hedge accounting contracts	(21)	7	35
Accumulated OCI balance at the end of the period, net of $87, $268 and $247 tax in 2011, 2010 and 2009, respectively	(56)	(47)	(55)
Gains/(losses) expected to be realized from OCI during the next 12 months, net of $71 tax for 2011	(23)
Gains recognized in income from the ineffective portion of cash flow hedges	3	1
Losses recognized in income from the ineffective portion of cash flow hedges			(4)
Gain/(loss) resulting from fair value hedges reflected in interest income/(expense) for interest rate contracts
Derivative	0	(8)	(6)
Senior Notes (hedged item)	$ 0	$ 11	$ 6